Assets Held For Sale (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Assets Held For Sale [Abstract]
Assets Held For Sale
NOTE 5. ASSETS HELD FOR SALE
The following table sets forth the Company's assets held for sale by asset description:

(Amounts in 000's)	Lives (Years)	March 31, 2025	December 31, 2024
Buildings and improvements	5 - 40	$14,386	$14,358
Equipment and computer related	2 - 10	458	458
Land	—	443	443
		15,287	15,259
Less: accumulated depreciation and amortization		(4,925)	(4,925)
Assets held for sale, net		$10,362	$10,334

The following table sets for the Company's assets held for sale by facility:

(Amounts in 000's)	March 31, 2025	December 31, 2024
Coosa	$6,258	$6,258
Meadowood	4,104	4,076
Assets held for sale, net	$10,362	$10,334

NOTE 5. ASSETS HELD FOR SALE
In June 2024, the Company, with the support of its Board of Directors, committed to a plan of action to sell the Mountain Trace Property Holdings (“Mountain Trace Property”), with a sale probable and subject to customary approvals. As a result, the Company’s management determined that the criteria under GAAP for the Mountain Trace Property to be classified as held for sale were met.
In November 2024, the Company decided to end the sales process and executed an operations transfer agreement and a lease termination agreement (the “Mountain Trace Property Agreement”) with the tenant of the Mt. Trace Property effective November 15, 2024. The Company will be the new operator of the facility. As a result of this Mountain Trace Property Agreement, the Company declassified the Mountain Trace Property as held for sale. In December 2024, the Company listed with a brokerage firm to sell the Coosa and Meadowood properties, with a sale probable and subject to customary approvals.
The following table sets forth the Company's assets held for sale by asset description:

(Amounts in 000's)	Lives (Years)	12/31/2024	12/31/2023
Buildings and improvements	5 - 40	$14,358	$14,156
Equipment and computer related	2 - 10	458	458
Land	—	443	443
		15,259	15,057
Less: accumulated depreciation and amortization		(4,925)	(4,464)
Assets held for sale, net		$10,334	$10,593

The following table sets for the Company's assets held for sale by facility:

(Amounts in 000's)	12/31/2024	12/31/2023
Coosa	$6,258	$6,495
Meadowood	4,076	4,098
Assets held for sale, net	$10,334	$10,593